(39) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 8) - Unconsolidated [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	R$ 1,295,427	R$ 596,100	R$ 1,172,336
TI Nect Servicos de Informatica Ltda. ("Authi") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	11,603	31,912	24,264
CPFL Eficiencia Energetica S.A (CPFL Eficiencia) [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL		2,300
Companhia Jaguari de Energia ("CPFL Jaguari") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL		45,770
CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	178,214	100,120	2,228
CPFL Centrais Geradoras Ltda. ("CPFL Centrais Geradoras") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL
NECT Servicos Administrativos Ltda ("Nect") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL		22,392	13,424
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	37,935	28,445	112,638
CPFL Total Servicos Administrativos Ltda. ("CPFL Total") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	10,270	22,361	17,810
CPFL Atende Centro de Contatos e Atendimento Ltda. ("CPFL Atende") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	6,723	10,094	5,666
Companhia Luz e Forca Santa Cruz ("CPFL Santa Cruz") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL			8,427
CPFL Planalto Ltda. ("CPFL Planalto") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL		5,304	1,471
CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	3,398	2,508	11,061
Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL			4,449
CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	197,474	2,859	166,695
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	423,553	298,511	779,533
Rio Grande Energia S.A. [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL		23,525	24,672
Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL
RGE Sul (RGE) [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	409,670
CPFL Telecom [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
TOTAL	R$ 2,500